Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [Abstract]
Profit/ (loss) from continuing operations attributable to Atlantica	$ 16,956	$ 67,350
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,516	100,217
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.17	$ 0.67
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ 0.17	$ 0.67